Debt (Details) - Schedule of Bridge Notes - Bridge Loans [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - Schedule of Bridge Notes [Line Items]
Long-term debt	$ 3,899,156	$ 1,031,917
Issued for cash		2,600,000	1,100,000
Amortization of original issue discount	116,656	386,245	1,644
Warrant discount		(429,284)
Amortization of warrant discount	125,975	303,309
Debt issuance costs		(164,000)	(70,500)
Amortization of debt issuance costs	62,758	170,969	773
Long-term debt	$ 4,204,545	$ 3,899,156	$ 1,031,917